Note 4 - Related Party - Summary of Stock Sales by Related Parties (Details) - USD ($)			9 Months Ended		12 Months Ended
	Jul. 02, 2021	Feb. 05, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amount			$ 3,675,000	$ 0	$ 0	$ 5,562,511
Ira and Claudia Goldfarb [Member]
Shares (in shares)	58,824
Amount	$ 250,000
Brad Burke [Member]
Shares (in shares)	5,882	12,500
Amount	$ 25,000	$ 50,000
Lyle Berman Revocable Trust [Member]
Shares (in shares)	117,647	100,000
Amount	$ 500,000	$ 400,000
Bradley Berman [Member]
Shares (in shares)	12,500	12,500
Amount	$ 53,125	$ 50,000
Christopher and Linda Ludeman [Member]
Shares (in shares)	47,058	50,000
Amount	$ 200,000	$ 200,000
Creed Revocable Living Trust [Member]
Shares (in shares)	30,000	50,000
Amount	$ 127,500	$ 200,000
Related Parties [Member]
Shares (in shares)	271,911	225,000
Amount	$ 1,155,625	$ 900,000